Investments in Related Party and Other (Investment in Equity Securities) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Acquired equity securities	$ 24,353
Equity securities cost	24,756
Loss on equity securities	(403)	$ (400)
Dividends income	$ 64	$ 0